SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
SECURITIES
Schedule of fair value of securities available-for-sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss)

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government-sponsored entities	$8,997	$1	$(90)	$8,906
Residential agency mortgage-backed	55,484	231	(817)	54,898

Total	$64,481	$232	$(907)	$63,804

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government-sponsored entities	$6,000	$4	$(3)	$6,001
Residential agency mortgage-backed	63,269	1,060	(19)	64,310

Total	$69,269	$1,064	$(22)	$70,311

Schedule of amortized cost, unrecognized gains and losses, and fair values of securities held-to-maturity

	December 31, 2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Residential agency mortgage-backed	$15	$1	$—	$16
State and municipal	320	14	—	334

	$335	$15	$—	$350

	December 31, 2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value

Residential agency mortgage-backed	$21	$1	$—	$22
State and municipal	320	24	—	344

	$341	$25	$—	$366

Schedule of expected maturities of securities

	Available-for-Sale		Held-to-Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due after one year through five years	$6,998	$6,971	$150	$158
Due after five years through ten years	1,999	1,935	170	176
Residential agency mortgage-backed	55,484	54,898	15	16

	$64,481	$63,804	$335	$350

Schedule of proceeds from sales of securities and the associated gains
	2013	2012

Proceeds from sale	$8,580	$10,798
Gross realized gains	182	277

Schedule of securities with unrealized losses at year end not recognized in income, by length of time that individual securities have been in a continuous unrealized loss position

	December 31, 2013
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government-sponsored entities	$6,906	$(90)	$—	$—	$6,906	$(90)
Residential agency mortgage-backed	30,170	(548)	5,349	(269)	35,519	(817)

Total temporarily impaired	$37,076	$(638)	$5,349	$(269)	$42,425	$(907)

	December 31, 2012
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government-sponsored entities	$2,997	$(3)	$—	$—	$2,997	$(3)
Residential agency mortgage-backed	8,029	(19)	—	—	8,029	(19)

Total temporarily impaired	$11,026	$(22)	$—	$—	$11,026	$(22)